Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Related Party Transaction [Line Items]
Operating lease right of use assets		$ 793,842	$ 653,905
Operating lease liabilities		789,373
Payment towards loans to related parties		6,371	1,388	$ 2,387
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		6,567	4,403
Payment towards loans to related parties		6,371	1,388	$ 2,387
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets		17,350	11,696
Operating lease liabilities		17,193	11,637
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Long-term investment under equity method and carrying amount		1,908	3,130
Metropolis Holding China Limited [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	3,273	1,399
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	3,070	$ 2,944
Thaiwoo Management [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties		6,371
Thaiwoo Management [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[3]	$ 6,371

[1]	As of May 31, 2024 and 2025, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$1,399 and US$3,273, respectively and the non-current amounts due from Metropolis were US$3,130 and US$ 1,908, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2024 and 2025, the right-of-use assets related to the leases rented from Metropolis were US$11,696 and US$17,350, respectively, and the relevant lease liabilities were US$11,637 and US$17,193, respectively.
[2]	Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2024 and 2025, the Group provided services to Edutainment World, from which the unpaid balance was US$2,944 and US$3,070 as of May 31, 2024 and 2025, respectively.
[3]	For the year ended May 31, 2025, the Group provided the loans in aggregate of US$6,371 to Thaiwoo Management, an equity method investee of the Group.